Taxation - Disclosure of Major Components of Tax Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Charge for the year		$ 4,208	$ 1,762	$ 1,910
Adjustment in respect of prior yearsa		58	(123)	(329)
Current tax		4,266	1,639	1,581
Deferred tax
Origination and reversal of temporary differences in the current year		(503)	(3,709)	(5,090)
Adjustment in respect of prior years		(51)	(397)	338
Deferred tax expense (income) recognised in profit or loss		(554)	(4,106)	(4,752)
Tax charge (credit) on profit or loss	[1]	3,712	$ (2,467)	$ (3,171)
Tax charge related to US Federal Corporate tax rate changes		$ 859

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.